SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative asset	$ 694	$ 67
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Fair value loss			$ 2,653
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Investment Income, Net
Fair value gain	$ 873	$ 67
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Net	Investment Income, Net